Risk Management - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 93,766	$ 92,085
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	45,593	42,506
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	35,801	36,290
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	8,906	9,336
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	1,559	1,924
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 1,907	$ 2,029